OTHER ASSETS	12 Months Ended
Dec. 31, 2014
OTHER ASSETS [Abstract]
OTHER ASSETS
NOTE 6:-      OTHER ASSETS

	December 31,
	2014	2013
Original amounts:

Non-compete agreement	$1,672	$1,817
Distribution relationships	1,698	1,785
Customer relationships	6,588	6,953
Distribution agreement	14,616	14,616

	24,574	25,171
Accumulated amortization:

Non-compete agreement	(1,646)	(1,780)
Distribution relationships	(1,311)	(1,301)
Customer relationships	(4,458)	(3,512)
Distribution agreement	(7,100)	(5,206)

	(14,515)	(11,799)

Total other intangible assets	$10,059	$13,372

(1)	Amortization expense amounted to $3,202, $3,368 and $3,824 for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)	Estimated amortization expenses for the following years as of December 31, 2014:

2015	$3,104
2016	2,412
2017	2,305
2018	2,238
$10,059